Property, plant and equipment - Additional Information (Details) $ in Thousands		12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / oz	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest		$ 3,848	$ 36,750
GREECE
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			330,238
Impairment loss recognised in profit or loss, property, plant and equipment, net of deferred tax			$ 247,679
Individual assets or cash-generating units | TURKEY
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 117,570	15,269
Impairment loss recognised in profit or loss, property, plant and equipment, net of deferred tax	$ 94,056	11,910
Reversal (impairment) of property, plant and equipment		100,492
Reversal (impairment) of property, plant and equipment, net of deferred tax		$ 80,143
Individual assets or cash-generating units | GREECE
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in gold price per ounce leading to impairment | $ / oz		100
Increase in discount rate leading to impairment		1.00%
Increase in operating costs leading to impairment		10.00%
Increase in capital costs leading to impairment		20.00%